COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following table provides the maturities of lease liabilities at December 31, 2024:

	Operating Lease	Remaining Term in Years
2025	1,116,277
2026	641,052
2027	660,284
2028	680,092
2029	700,495
2030	721,510
2031	743,155
2032	765,450
2033	788,413
2034	812,065
2035	418,214
Total lease payments	8,047,006
Less : Imputed interest	(3,030,599)
Present Value of Lease Liabiltiy	5,016,408	10.5

SCHEDULE OF OPERATING LEASE EXPENSE

	Operating Lease	Remaining Term in Years
2025	236,363
2026	641,052
2027	660,284
2028	680,092
2029	700,495
2030	721,510
2031	743,155
2032	765,450
2033	788,413
2034	812,065
2035	418,214
Total lease payments	7,167,093
Less : Imputed interest	(2,675,542)
Present Value of Lease Liabiltiy	4,491,551	10.5